Notes Payable - Schedule of Promissory Notes (Details) - Previously Reported [Member] - Promissory Notes [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Promissory notes payable	$ 19,730,731	$ 19,730,731
Less: Discount		2,100,966
Less: Deferred finance costs		15,798
Promissory notes payable, net	$ 19,730,731	$ 17,613,966